Post balance sheet events	6 Months Ended
Jun. 30, 2022
Post balance sheet events
Post balance sheet events	D3 Post balance sheet events First interim ordinary dividend The 2022 first interim ordinary dividend approved by the Board of Directors after 30 June 2022 is as described in note B5.